SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Schedule of RSUs Outstanding
Details of the RSUs outstanding during the year are as follows:

		Number of RSUs	Weighted Average Grant Date Fair Value per RSU

	Non-vested at December 31, 2023	—	—
	Granted	431,500	$9.80
	Vested	(112,500)	$10.10
	Forfeited	—	—
	Non-vested at December 31, 2024	319,000	$9.70
	Granted	178,500	$8.79
(a)	Vested	(92,833)	$9.22
	Forfeited	—	$—
	Non-vested at December 31, 2025	404,667	$9.45